Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000090392
Shareholder Report [Line Items]
Fund Name	Global X Lithium & Battery Tech ETF
Class Name	Global X Lithium & Battery Tech ETF
Trading Symbol	LIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Lithium & Battery Tech ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/lit/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Lithium & Battery Tech ETF	$45	0.75%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.75%	[1]
AssetsNet	$ 2,046,904,155
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 5,995,495
InvestmentCompanyPortfolioTurnover	9.26%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,046,904,155	47	$5,995,495	9.26%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	0.6%
France	0.1%
Brazil	0.3%
Netherlands	0.4%
Canada	1.3%
Chile	3.5%
Japan	8.5%
United States	12.2%
South Korea	12.3%
Australia	27.2%
China	34.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Rio Tinto PLC ADR	19.1%
Albemarle	6.1%
Samsung SDI	5.5%
TDK	4.4%
NAURA Technology Group, Cl A	4.3%
Panasonic Holdings	4.1%
LG Energy Solution	3.9%
Eve Energy, Cl A	3.8%
Tesla	3.7%
Contemporary Amperex Technology, Cl A	3.7%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/lit/
C000100210
Shareholder Report [Line Items]
Fund Name	Global X SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	SDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X SuperDividend® ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/sdiv/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® ETF	$31	0.58%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%	[2]
AssetsNet	$ 1,274,927,892
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 3,337,581
InvestmentCompanyPortfolioTurnover	49.72%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,274,927,892	112	$3,337,581	49.72%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures ContractsFootnote Reference**	0.0%
Repurchase Agreements	4.1%
Other Countries	12.3%
Spain	2.0%
Israel	2.2%
Thailand	2.7%
Hong Kong	2.7%
South Africa	3.1%
Indonesia	3.2%
China	4.9%
United Kingdom	6.1%
Norway	8.4%
Brazil	17.2%
United States	34.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Thaifoods Group NVDR	1.8%
Var Energi	1.3%
Ithaca Energy PLC	1.4%
Petroleo Brasileiro	1.4%
Odontoprev	1.3%
Aker BP	1.3%
DNO	1.3%
Harbour Energy PLC	1.2%
Petroreconcavo S	1.2%
FLEX LNG	1.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/sdiv/
C000105277
Shareholder Report [Line Items]
Fund Name	Global X Social Media ETF
Class Name	Global X Social Media ETF
Trading Symbol	SOCL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Social Media ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/socl/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Social Media ETF	$29	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.65%	[3]
AssetsNet	$ 92,239,613
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 383,528
InvestmentCompanyPortfolioTurnover	6.53%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$92,239,613	53	$383,528	6.53%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	8.0%
United Arab Emirates	0.0%
Singapore	0.2%
United Kingdom	0.5%
Germany	1.1%
Australia	1.5%
Japan	3.9%
South Korea	13.5%
China	35.1%
United States	43.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Meta Platforms, Cl A	9.5%
Tencent Holdings	9.5%
NAVER	9.0%
Reddit, Cl A	8.8%
Kuaishou Technology, Cl B	6.9%
Alphabet, Cl A	5.7%
Baidu ADR	5.0%
NetEase ADR	5.0%
Pinterest, Cl A	4.8%
Kakao	4.3%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/socl/
C000116930
Shareholder Report [Line Items]
Fund Name	Global X Guru<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ETF
Trading Symbol	GURU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Guru® Index ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/guru/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Guru® Index ETF	$38	0.75%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[4]
AssetsNet	$ 58,383,894
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 212,443
InvestmentCompanyPortfolioTurnover	59.28%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$58,383,894	90	$212,443	59.28%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	1.5%
Energy	2.4%
Materials	3.1%
Consumer Staples	3.3%
Utilities	4.5%
Communication Services	7.6%
Consumer Discretionary	10.8%
Financials	11.5%
Industrials	14.6%
Information Technology	20.0%
Health Care	22.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sandisk	2.0%
Bloom Energy, Cl A	2.0%
Lumentum Holdings	1.7%
Avis Budget Group	1.6%
Celestica	1.5%
Quanta Services	1.5%
Amazon.com	1.4%
Alphabet, Cl A	1.4%
Broadcom	1.4%
Arista Networks	1.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/guru/
C000112947
Shareholder Report [Line Items]
Fund Name	Global X SuperIncome<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Preferred ETF
Trading Symbol	SPFF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X SuperIncome® Preferred ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/spff/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperIncome® Preferred ETF	$25	0.48%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[5]
AssetsNet	$ 130,060,462
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 310,615
InvestmentCompanyPortfolioTurnover	36.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$130,060,462	51	$310,615	36.63%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	1.8%
United States	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
PG&E	4.5%
Microchip Technology	3.8%
Ares Management	3.7%
Hewlett Packard Enterprise	3.5%
Wells Fargo	3.1%
Bank of America	3.1%
NextEra Energy Capital Holdings	3.1%
Albemarle	2.9%
Oracle	2.9%
Athene Holding	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/spff/
C000122244
Shareholder Report [Line Items]
Fund Name	Global X SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. ETF
Trading Symbol	DIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X SuperDividend® U.S. ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/div/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® U.S. ETF	$24	0.45%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[6]
AssetsNet	$ 750,803,210
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,536,196
InvestmentCompanyPortfolioTurnover	32.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$750,803,210	55	$1,536,196	32.84%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	1.8%
Consumer Discretionary	1.8%
Health Care	3.6%
Financials	5.7%
Materials	6.2%
Communication Services	6.4%
Industrials	7.6%
Utilities	12.0%
Consumer Staples	15.0%
Real Estate	17.9%
Energy	23.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Tsakos Energy Navigation	2.8%
Millicom International Cellular	2.6%
CBL & Associates Properties	2.4%
FLEX LNG	2.4%
CVR Partners	2.4%
Plains All American Pipeline	2.2%
SFL, Cl B	2.2%
Alexander's	2.2%
Westlake Chemical Partners	2.2%
Altria Group	2.1%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/div/
C000152059
Shareholder Report [Line Items]
Fund Name	Global X MSCI SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets ETF
Trading Symbol	SDEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X MSCI SuperDividend® Emerging Markets ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/sdem/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI SuperDividend® Emerging Markets ETF	$35	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[7]
AssetsNet	$ 45,941,872
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 144,986
InvestmentCompanyPortfolioTurnover	18.47%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,941,872	63	$144,986	18.47%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures ContractsFootnote Reference**	0.0%
Repurchase Agreements	2.5%
Other Countries	14.9%
South Africa	2.4%
Hungary	2.5%
Poland	3.8%
Czech Republic	3.9%
Thailand	4.3%
India	4.3%
Colombia	5.1%
Indonesia	5.2%
Taiwan	7.3%
China	20.4%
Brazil	25.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Vibra Energia	3.3%
PetroChina, Cl H	3.1%
Innolux	2.9%
Cia Paranaense de Energia - Copel	2.8%
Grupo Cibest	2.6%
PTT Exploration & Production PCL NVDR	2.5%
Gree Electric Appliances of Zhuhai, Cl A	2.5%
Yutong Bus, Cl A	2.5%
Interconexion Electrica	2.5%
MOL Hungarian Oil & Gas	2.5%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/sdem/
C000112948
Shareholder Report [Line Items]
Fund Name	Global X SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> REIT ETF
Trading Symbol	SRET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X SuperDividend® REIT ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/sret/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® REIT ETF	$31	0.59%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[8]
AssetsNet	$ 236,762,959
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 621,138
InvestmentCompanyPortfolioTurnover	48.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$236,762,959	32	$621,138	48.61%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures ContractsFootnote Reference**	0.0%
France	3.1%
Singapore	3.1%
Belgium	3.1%
United Kingdom	6.1%
United States	83.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Sila Realty Trust	4.2%
Getty Realty	3.8%
Apollo Commercial Real Estate Finance	3.6%
Sabra Health Care REIT	3.7%
Apple Hospitality REIT	3.6%
Healthcare Realty Trust, Cl A	3.6%
Omega Healthcare Investors	3.6%
Broadstone Net Lease, Cl A	3.6%
Gaming and Leisure Properties	3.5%
LTC Properties	3.5%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/sret/
C000157108
Shareholder Report [Line Items]
Fund Name	Global X Renewable Energy Producers ETF
Class Name	Global X Renewable Energy Producers ETF
Trading Symbol	RNRG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Renewable Energy Producers ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/rnrg
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Renewable Energy Producers ETF	$35	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[9]
AssetsNet	$ 31,202,695
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 89,673
InvestmentCompanyPortfolioTurnover	8.81%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$31,202,695	38	$89,673	8.81%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	1.9%
Energy	2.1%
Industrials	2.8%
Utilities	94.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Orsted	6.9%
Enlight Renewable Energy	6.8%
Axia Energia	6.6%
EDP Renovaveis	6.0%
Verbund	5.8%
Meridian Energy	5.5%
Brookfield Renewable Partners, Cl A	4.8%
Engie Brasil Energia	4.7%
Mercury NZ	4.1%
Contact Energy	4.0%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/rnrg
C000159972
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Catholic Values ETF
Trading Symbol	CATH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500® Catholic Values ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/cath/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Catholic Values ETF	$15	0.29%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[10]
AssetsNet	$ 1,213,337,780
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 1,599,387
InvestmentCompanyPortfolioTurnover	1.88%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,213,337,780	448	$1,599,387	1.88%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term InvestmentFootnote Reference**	0.0%
Real Estate	1.9%
Materials	2.0%
Utilities	2.4%
Energy	3.5%
Consumer Staples	4.9%
Health Care	8.3%
Industrials	8.9%
Consumer Discretionary	10.0%
Communication Services	11.1%
Financials	12.2%
Information Technology	34.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	8.2%
Apple	6.7%
Microsoft	5.1%
Amazon.com	4.2%
Alphabet, Cl A	3.6%
Broadcom	3.3%
Alphabet, Cl C	2.9%
Meta Platforms, Cl A	2.2%
Tesla	1.8%
JPMorgan Chase	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/cath/
C000174155
Shareholder Report [Line Items]
Fund Name	Global X MSCI SuperDividend<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> EAFE ETF
Trading Symbol	EFAS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X MSCI SuperDividend® EAFE ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/efas/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI SuperDividend® EAFE ETF	$30	0.55%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
AssetsNet	$ 47,925,649
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 107,133
InvestmentCompanyPortfolioTurnover	12.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$47,925,649	51	$107,133	12.42%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures ContractsFootnote Reference**	0.0%
Other Countries	9.3%
China	2.1%
Portugal	2.2%
Netherlands	2.2%
Australia	2.3%
Japan	3.2%
Sweden	3.5%
Spain	8.3%
Norway	8.8%
Italy	12.5%
United Kingdom	13.6%
Hong Kong	14.5%
France	16.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Repsol	3.2%
Eni	3.0%
Equinor	2.7%
Aker BP	2.6%
Engie	2.5%
Admiral Group PLC	2.5%
Sino Land	2.4%
CaixaBank	2.3%
APA Group	2.3%
NN Group	2.2%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/efas/
C000203264
Shareholder Report [Line Items]
Fund Name	Global X E-commerce ETF
Class Name	Global X E-commerce ETF
Trading Symbol	EBIZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X E-commerce ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ebiz/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X E-commerce ETF	$23	0.50%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.50%	[11]
AssetsNet	$ 29,230,166
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 104,469
InvestmentCompanyPortfolioTurnover	10.18%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$29,230,166	43	$104,469	10.18%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Financials	0.4%
Repurchase Agreements	0.9%
Consumer Staples	2.3%
Real Estate	2.6%
Communication Services	5.2%
Industrials	5.7%
Information Technology	8.6%
Consumer Discretionary	75.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Amazon.com	5.3%
eBay	5.2%
JD.com ADR	4.8%
Etsy	4.5%
RB Global	4.5%
PDD Holdings ADR	4.4%
Williams-Sonoma	4.2%
Trip.com Group ADR	4.1%
Carvana, Cl A	4.1%
Expedia Group	4.1%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ebiz/
C000219588
Shareholder Report [Line Items]
Fund Name	Global X S&P Catholic Values Developed ex-U.S. ETF
Class Name	Global X S&P Catholic Values Developed ex-U.S. ETF
Trading Symbol	CEFA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P Catholic Values Developed ex-U.S. ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/cefa/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P Catholic Values Developed ex-U.S. ETF	$18	0.35%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[12]
AssetsNet	$ 45,600,025
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 59,043
InvestmentCompanyPortfolioTurnover	4.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,600,025	358	$59,043	4.60%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.3%
Communication Services	3.0%
Utilities	3.1%
Energy	4.4%
Materials	5.7%
Consumer Staples	6.9%
Consumer Discretionary	8.9%
Information Technology	10.1%
Health Care	10.6%
Industrials	19.3%
Financials	26.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
ASML Holding	3.1%
HSBC Holdings PLC	1.7%
Siemens	1.7%
Hoya	1.6%
EssilorLuxottica	1.6%
Shell PLC	1.4%
Toyota Motor	1.4%
Schneider Electric	1.3%
Argenx	1.3%
ABB	1.2%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/cefa/
C000228847
Shareholder Report [Line Items]
Fund Name	Global X NASDAQ 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Tail Risk ETF
Trading Symbol	QTR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X NASDAQ 100® Tail Risk ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qtr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Tail Risk ETF	$13	0.25%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[13]
AssetsNet	$ 3,218,317
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 3,713
InvestmentCompanyPortfolioTurnover	9.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,218,317	103	$3,713	9.71%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	0.1%
Financials	0.2%
Purchased Options	0.3%
Energy	0.6%
Materials	1.1%
Utilities	1.4%
Industrials	3.6%
Health Care	4.2%
Consumer Staples	7.6%
Consumer Discretionary	12.2%
Communication Services	15.1%
Information Technology	53.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	8.5%
Apple	7.0%
Microsoft	5.3%
Amazon.com	5.0%
Alphabet, Cl A	3.9%
Alphabet, Cl C	3.7%
Broadcom	3.5%
Tesla	3.3%
Meta Platforms, Cl A	3.2%
Walmart	3.1%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qtr/
C000228849
Shareholder Report [Line Items]
Fund Name	Global X NASDAQ 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Collar 95-110 ETF
Trading Symbol	QCLR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X NASDAQ 100® Collar 95-110 ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qclr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Collar 95-110 ETF	$12	0.25%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[14]
AssetsNet	$ 3,973,953
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 4,622
InvestmentCompanyPortfolioTurnover	9.80%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,973,953	105	$4,622	9.80%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	-5.8%
Real Estate	0.1%
Financials	0.2%
Purchased Options	0.3%
Energy	0.7%
Materials	1.2%
Utilities	1.5%
Industrials	3.8%
Health Care	4.4%
Consumer Staples	8.0%
Consumer Discretionary	12.9%
Communication Services	15.9%
Information Technology	56.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	9.0%
Apple	7.4%
Microsoft	5.6%
Amazon.com	5.3%
Alphabet, Cl A	4.1%
Alphabet, Cl C	3.9%
Broadcom	3.7%
Tesla	3.5%
Meta Platforms, Cl A	3.4%
Walmart	3.3%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qclr/
C000228853
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Tail Risk ETF
Trading Symbol	XTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500® Tail Risk ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xtr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Tail Risk ETF	$13	0.25%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[15]
AssetsNet	$ 3,568,368
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 3,394
InvestmentCompanyPortfolioTurnover	1.50%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,568,368	504	$3,394	1.50%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Purchased Options	0.3%
Real Estate	1.9%
Materials	1.9%
Utilities	2.3%
Energy	3.5%
Consumer Staples	5.0%
Health Care	8.5%
Industrials	8.8%
Consumer Discretionary	9.9%
Communication Services	11.0%
Financials	12.0%
Information Technology	34.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	7.8%
Apple	6.4%
Microsoft	4.9%
Amazon.com	4.2%
Alphabet, Cl A	3.6%
Broadcom	3.2%
Alphabet, Cl C	2.9%
Meta Platforms, Cl A	2.2%
Tesla	1.7%
Berkshire Hathaway, Cl B	1.4%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xtr/
C000228855
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Collar 95-110 ETF
Trading Symbol	XCLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500® Collar 95-110 ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xclr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Collar 95-110 ETF	$12	0.25%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[16]
AssetsNet	$ 3,250,343
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 4,150
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,250,343	506	$4,150	1.00%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	-2.4%
Purchased Options	0.3%
Materials	2.0%
Real Estate	2.0%
Utilities	2.4%
Energy	3.6%
Consumer Staples	5.1%
Health Care	8.6%
Industrials	9.0%
Consumer Discretionary	10.2%
Communication Services	11.2%
Financials	12.3%
Information Technology	35.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	8.0%
Apple	6.6%
Microsoft	5.0%
Amazon.com	4.3%
Alphabet, Cl A	3.7%
Broadcom	3.3%
Alphabet, Cl C	3.0%
Meta Platforms, Cl A	2.2%
Tesla	1.8%
Berkshire Hathaway, Cl B	1.4%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xclr/
C000105363
Shareholder Report [Line Items]
Fund Name	Global X Rare Earth & Critical Materials ETF
Class Name	Global X Rare Earth & Critical Materials ETF
Trading Symbol	EART
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Rare Earth & Critical Materials ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/eart/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Rare Earth & Critical Materials ETF	$34	0.59%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.59%	[17]
AssetsNet	$ 43,262,327
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 89,811
InvestmentCompanyPortfolioTurnover	11.51%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$43,262,327	50	$89,811	11.51%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Indonesia	0.5%
France	0.7%
Sweden	3.0%
Canada	3.4%
Chile	3.9%
Japan	4.3%
Mexico	7.8%
Australia	13.0%
United States	14.3%
South Africa	16.9%
China	32.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Albemarle	4.5%
Anglo American PLC	4.4%
PLS Group	4.2%
Rio Tinto PLC	4.2%
Zhejiang Huayou Cobalt, Cl A	4.2%
China Northern Rare Earth Group High-Tech, Cl A	4.1%
Antofagasta PLC	3.9%
Freeport-McMoRan	3.9%
Grupo Mexico, Cl B	3.9%
Southern Copper	3.9%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/eart/
C000249892
Shareholder Report [Line Items]
Fund Name	Global X Russell 2000 ETF
Class Name	Global X Russell 2000 ETF
Trading Symbol	RSSL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Russell 2000 ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/rssl/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 ETF	$4	0.08%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[18]
AssetsNet	$ 1,427,015,994
Holdings Count | Holding	1,924
Advisory Fees Paid, Amount	$ 551,579
InvestmentCompanyPortfolioTurnover	5.70%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,427,015,994	1,924	$551,579	5.70%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
RightFootnote Reference**	0.0%
Futures ContractsFootnote Reference**	0.0%
Consumer Staples	1.7%
Short-Term Investment	2.0%
Communication Services	2.6%
Utilities	2.8%
Materials	4.7%
Real Estate	5.2%
Energy	6.3%
Consumer Discretionary	8.1%
Information Technology	16.3%
Health Care	16.2%
Financials	16.4%
Industrials	19.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bloom Energy, Cl A	1.9%
Credo Technology Group Holding	0.9%
Fabrinet	0.8%
Coeur Mining	0.6%
Nextpower, Cl A	0.5%
EchoStar, Cl A	0.5%
TTM Technologies	0.5%
IonQ	0.5%
Sterling Infrastructure	0.5%
Advanced Energy Industries	0.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/rssl/
C000255445
Shareholder Report [Line Items]
Fund Name	Global X U.S. Electrification ETF
Class Name	Global X U.S. Electrification ETF
Trading Symbol	ZAP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X U.S. Electrification ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/zap/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Electrification ETF	$27	0.50%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[19]
AssetsNet	$ 443,983,120
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 765,617
InvestmentCompanyPortfolioTurnover	5.14%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$443,983,120	45	$765,617	5.14%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer DiscretionaryFootnote Reference**	0.0%
Industrials	24.7%
Utilities	75.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Bloom Energy, Cl A	5.3%
Quanta Services	4.7%
Eaton PLC	4.1%
NextEra Energy	4.1%
Constellation Energy	4.1%
Dominion Energy	4.0%
National Grid PLC ADR	4.0%
American Electric Power	4.0%
Southern	3.9%
Xcel Energy	3.9%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/zap/
C000259403
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Market Leaders Top 50 ETF
Trading Symbol	FLAG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500® U.S. Market Leaders Top 50 ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/flag/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® U.S. Market Leaders Top 50 ETF	$14	0.29%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[20]
AssetsNet	$ 1,648,282
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 2,376
InvestmentCompanyPortfolioTurnover	4.40%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,648,282	50	$2,376	4.40%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Energy	0.5%
Communication Services	3.8%
Industrials	7.4%
Financials	8.1%
Consumer Staples	12.0%
Consumer Discretionary	19.5%
Information Technology	20.5%
Health Care	28.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Walmart	5.3%
Amazon.com	5.2%
Cisco Systems	5.2%
UnitedHealth Group	5.1%
Merck	5.0%
AbbVie	4.3%
Eli Lilly	4.3%
Home Depot	4.3%
Microsoft	3.9%
PepsiCo	3.9%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/flag/
C000259404
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Revenue Leaders ETF
Trading Symbol	EGLE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500® U.S. Revenue Leaders ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/egle
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® U.S. Revenue Leaders ETF	$9	0.19%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[21]
AssetsNet	$ 2,050,401
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 1,903
InvestmentCompanyPortfolioTurnover	4.30%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,050,401	373	$1,903	4.30%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	1.2%
Energy	2.7%
Real Estate	3.0%
Utilities	4.1%
Consumer Staples	5.3%
Communication Services	5.6%
Industrials	11.6%
Health Care	11.9%
Consumer Discretionary	12.7%
Financials	14.8%
Information Technology	27.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Microsoft	8.5%
Amazon.com	7.4%
Micron Technology	3.5%
Berkshire Hathaway, Cl B	2.2%
JPMorgan Chase	2.2%
Cisco Systems	2.2%
Palantir Technologies, Cl A	1.9%
Eli Lilly	1.9%
Oracle	1.6%
Walmart	1.6%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/egle
C000263350
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Christian Values ETF
Trading Symbol	CHRI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X S&P 500® Christian Values ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/chri
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Christian Values ETF	$15	0.29%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[22]
AssetsNet	$ 5,135,391
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 5,027
InvestmentCompanyPortfolioTurnover	3.01%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,135,391	468	$5,027	3.01%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.9%
Materials	1.9%
Utilities	2.3%
Energy	3.5%
Consumer Staples	4.9%
Health Care	8.3%
Industrials	9.0%
Consumer Discretionary	10.0%
Communication Services	11.0%
Financials	12.0%
Information Technology	35.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	7.9%
Apple	6.5%
Microsoft	4.9%
Amazon.com	4.2%
Alphabet, Cl A	3.7%
Broadcom	3.2%
Alphabet, Cl C	2.9%
Meta Platforms, Cl A	2.2%
Tesla	1.8%
Berkshire Hathaway, Cl B	1.5%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/chri
C000271958
Shareholder Report [Line Items]
Fund Name	Global X NYSE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 100 ETF
Trading Symbol	NYSX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X NYSE® 100 ETF (the "Fund") for the period from March 25, 2026 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/NYSX/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X NYSE® 100 ETF	$1	0.09%Footnote Reference†
Footnote	Description
Footnote†	Annualized.
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.09%	[23]
AssetsNet	$ 3,431,879
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 124
InvestmentCompanyPortfolioTurnover	0.57%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,431,879	101	$124	0.57%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Industrials	1.4%
Financials	4.2%
U.S. Treasury Obligation	9.9%
Consumer Discretionary	11.9%
Communication Services	14.1%
Information Technology	68.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	9.6%
Apple	8.2%
Microsoft	6.1%
Amazon.com	5.3%
Alphabet, Cl A	4.6%
Broadcom	4.0%
Alphabet, Cl C	4.0%
Taiwan Semiconductor Manufacturing ADR	3.9%
Tesla	2.9%
Meta Platforms, Cl A	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/NYSX/

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